UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

                 Check here if Amendment [X] ;  Amendment Number: 1
     This Amendment (check only one.)          [X] is a restatement
                                               [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:         Vice  President
Phone:         (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen C. Miller        Boulder, Colorado              August 17,  2010
     (Signature)               (City,  State)                    (Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
and  all  holdings  are  reported  by     other  reporting  manager(s).)

[ X ]    13F COMBINATION REPORT.   (Check here if a portion of the holdings for
this  reporting  manager     are  reported  in  this  report  and  a portion are
reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-04557                    Wellington  Management  Company,  LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     2

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $445,498  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1      28-10970                    Boulder  Investment  Advisers,  L.L.C.

2      28-00000                    Rocky  Mountain  Advisers,  LLC

                                                           FORM 13F INFORMATION TABLE


                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
CUSIP      NAME OF ISSUER                TITLE OF CLASS  (x$1000)   PRN AMT   PRN  CALL  DISCRETION     MANAGERS  SOLE  SHARED  NONE

001204106  AGL RES INC                   COM                 394      11,000  SH         DEFINED            1           11,000
064149107  BANK NOVA SCOTIA HALIFAX      COM                 470      10,200  SH         DEFINED            1           10,200
112585104  BROOKFIELD ASSET MGMT INC     CL A LTD VT SH      995      44,000  SH         DEFINED            1           44,000
017361106  ALLEGHENY ENERGY INC          COM               1,241      60,000  SH         DEFINED            1           60,000
018522300  ALLETE INC                    COM NEW             411      12,000  SH         DEFINED            1           12,000
018802108  ALLIANT ENERGY CORP           COM                 476      15,000  SH         DEFINED            1           15,000
02209S103  ALTRIA GROUP INC              COM                 521      26,000  SH         DEFINED            2           26,000
025537101  AMERICAN ELEC PWR INC         COM                 420      13,000  SH         DEFINED            1           13,000
025816109  AMERICAN EXPRESS CO           COM               1,390      35,000  SH         DEFINED            1           35,000
049560105  ATMOS ENERGY CORP             COM                 379      14,000  SH         DEFINED            1           14,000
075887109  BECTON DICKINSON & CO         COM               4,733      70,000  SH         DEFINED            1           70,000
084670108  BERKSHIRE HATHAWAY INC DEL    CL A            169,200       1,410  SH         DEFINED            1            1,410
084670702  BERKSHIRE HATHAWAY INC DEL    CL B             38,650     485,000  SH         DEFINED            1          485,000
092113109  BLACK HILLS CORP              COM               1,452      51,000  SH         DEFINED            1           51,000
096627104  BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER    1,333      44,300  SH         DEFINED            1           44,300
118230101  BUCKEYE PARTNERS LP           UNIT LTD PARTN      461       7,800  SH         DEFINED            1            7,800
149123101  CATERPILLAR INC DEL           COM               4,806      80,000  SH         DEFINED            1           80,000
15189T107  CENTERPOINT ENERGY INC        COM                 408      31,000  SH         DEFINED            1           31,000
19247L106  COHEN & STEERS QUALITY RLTY   COM               1,418     223,965  SH         DEFINED            1          223,965
19248A109  COHEN & STEERS INFRASTRUCTUR  COM              24,851   1,964,474  SH         DEFINED            1        1,964,474
19248A109  COHEN & STEERS INFRASTRUCTUR  COM                 506      40,000  SH         DEFINED            2           40,000
20825C104  CONOCOPHILLIPS                COM               3,191      65,000  SH         DEFINED            1           65,000
21871D103  CORELOGIC INC                 COM               2,826     160,000  SH         DEFINED            1          160,000
25243Q205  DIAGEO PLC                    SPON ADR NEW      6,274     100,000  SH         DEFINED            1          100,000
283702108  EL PASO PIPELINE PARTNERS L   COM UNIT LPI        510      17,800  SH         DEFINED            1           17,800
291641108  EMPIRE DIST ELEC CO           COM                 413      22,000  SH         DEFINED            1           22,000
29273R109  ENERGY TRANSFER PRTNERS LP    UNIT LTD PARTN    1,276      27,500  SH         DEFINED            1           27,500
293792107  ENTERPRISE PRODS PARTNERS L   COM               1,447      40,900  SH         DEFINED            1           40,900
31620R105  FIDELITY NATIONAL FINANCIAL   CL A                611      47,074  SH         DEFINED            1           47,074
31847R102  FIRST AMERN FINL CORP         COM               2,029     160,000  SH         DEFINED            1          160,000
33740N105  1ST UNITED BANCORP INC FLA    COM                 466      63,325  SH         DEFINED            2           63,325
338478100  FLAHERTY & CRMN/CLYMR PFD SE  COM SHS           6,366     407,549  SH         DEFINED            1          407,549
338479108  FLAHERTY & CRMRN CLYMRE T R   COM               6,509     391,185  SH         DEFINED            1          391,185
354613101  FRANKLIN RES INC              COM                 862      10,000  SH         DEFINED            1           10,000
37733W105  GLAXOSMITHKLINE PLC           SPONSORED ADR     2,721      80,000  SH         DEFINED            1           80,000
391164100  GREAT PLAINS ENERGY INC       COM               2,553     150,000  SH         DEFINED            1          150,000
40414L109  HCP INC                       COM               1,058      32,800  SH         DEFINED            1           32,800
421946104  HEALTHCARE RLTY TR            COM                 967      44,000  SH         DEFINED            1           44,000
42217K106  HEALTH CARE REIT INC          COM                 968      22,981  SH         DEFINED            1           22,981
437076102  HOME DEPOT INC                COM               2,035      72,500  SH         DEFINED            1           72,500
456615103  INERGY L P                    UNIT LTD PTNR     1,425      36,000  SH         DEFINED            1           36,000
478160104  JOHNSON & JOHNSON             COM              29,648     502,000  SH         DEFINED            1          502,000
494550106  KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER      468       7,200  SH         DEFINED            1            7,200
502175102  LTC PPTYS INC                 COM               2,718     112,000  SH         DEFINED            1          112,000
505597104  LACLEDE GROUP INC             COM                 431      13,000  SH         DEFINED            1           13,000
559080106  MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP      482      10,300  SH         DEFINED            1           10,300
58964Q104  MERIDIAN INTERSTAT BANCORP I  COM                 646      59,299  SH         DEFINED            2           59,299
638620104  NATIONWIDE HEALTH PPTYS INC   COM               1,034      28,900  SH         DEFINED            1           28,900
65339F101  NEXTERA ENERGY INC            COM                 390       8,000  SH         DEFINED            1            8,000
654086107  NICOR INC                     COM                 446      11,000  SH         DEFINED            1           11,000
67019E107  NSTAR                         COM                 455      13,000  SH         DEFINED            1           13,000
670837103  OGE ENERGY CORP               COM                 428      11,700  SH         DEFINED            1           11,700
682680103  ONEOK INC                     COM                 445      10,300  SH         DEFINED            1           10,300
69351T106  PPL CORP                      COM                 898      36,000  SH         DEFINED            1           36,000
707884102  PENN VA RESOURCES PARTNERS L  COM                 878      42,000  SH         DEFINED            1           42,000
717081103  PFIZER INC                    COM               2,139     150,000  SH         DEFINED            1          150,000
718172109  PHILIP MORRIS INTL INC        COM                 940      20,500  SH         DEFINED            1           20,500
718172109  PHILIP MORRIS INTL INC        COM                 504      11,000  SH         DEFINED            2           11,000
720186105  PIEDMONT NAT GAS INC          COM                 430      17,000  SH         DEFINED            1           17,000
726503105  PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN      481       8,200  SH         DEFINED            1            8,200
742718109  PROCTOR & GAMBLE CO           COM               2,279      38,000  SH         DEFINED            1           38,000
743263105  PROGRESS ENERGY CORP          COM                 431      11,000  SH         DEFINED            1           11,000
756109104  REALTY INCOME CORP            COM                 989      32,600  SH         DEFINED            1           32,600
758075402  REDWOOD TR INC                COM               1,098      75,000  SH         DEFINED            1           75,000
80589M102  SCANA CORP NEW                COM                 429      12,000  SH         DEFINED            1           12,000
842587107  SOUTHERN CO                   COM                 433      13,000  SH         DEFINED            1           13,000
864482104  SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN      421       9,000  SH         DEFINED            1            9,000
872375100  TECO ENERGY INC               COM                 422      28,000  SH         DEFINED            1           28,000
88579Y101  3M CO                         COM               3,002      38,000  SH         DEFINED            1           38,000
902748102  UIL HLDG CORP                 COM                 380      15,200  SH         DEFINED            1           15,200
92240G101  VECTREN CORP                  COM                 402      17,000  SH         DEFINED            1           17,000
92276F100  VENTAS INC                    COM              10,620     226,200  SH         DEFINED            1          226,200
92924F106  WGL HLDGS INC                 COM                 408      12,000  SH         DEFINED            1           12,000
92930Y107  W P CAREY & CO LLC            COM                 956      34,600  SH         DEFINED            1           34,600
931142103  WAL MART STORES INC           COM              29,323     610,000  SH         DEFINED            1          610,000
931142103  WAL MART STORES INC           COM                 481      10,000  SH         DEFINED            2           10,000
931422109  WALGREEN CO                   COM               4,726     177,000  SH         DEFINED            1          177,000
931422109  WALGREEN CO                   COM                 534      20,000  SH         DEFINED            2           20,000
949746101  WELLS FARGO & CO NEW          COM               2,493      97,400  SH         DEFINED            2           97,400
95709T100  WESTAR ENERGY INC             COM                 432      20,000  SH         DEFINED            1           20,000
988498101  YUM BRANDS INC                COM              42,358   1,085,000  SH         DEFINED            1        1,085,000